Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Intangible Assets
Intangible assets

Note 4 – Intangible Assets

In 2022, MFB Ohio acquired the MFB portfolio of intellectual property, 19 patents centered around its MFB technology for the prevention and spread of wildfires.

As of June 30, 2024 and December 31, 2023, finite lived intangible assets consisted of the following:

	June 30,	December 31
	2024	2023
Patents	$4,195,353	$4,195,353
Accumulated amortization	(372,913)	(247,247)
Intangible assets, net	$3,822,440	$3,948,106

Estimated future amortization expense for finite lived intangibles are as follows:

Year ending December 31,
2024 (excluding the six months ended June 30, 2024)	$122,949
2025	247,931
2026	247,931
2027	247,931
2028	247,931
Thereafter	2,707,767
$3,822,440

As of June 30, 2024, the weighted-average useful life is 16.00 years.

For the three and six months ended June 30, 2024 and 2023, amortization expense is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Amortization	$62,491	$61,812	$125,666	$123,624

Note 6 – Intangible Assets, net

The Company has capitalized the costs associated with acquiring the intellectual property of MFB (see Note 3) at a value of $4,195,353 as of December 31, 2023 and 2022, respectively.

The amount capitalized consisted of a portion of the fair value of 1,000,000 shares of Convertible Preferred C stock of $4,200,000. During the year ended December 31, 2023, no additional costs met the criteria for capitalization as an intangible asset.

As of December 31, 2023 and 2022, finite lived intangible assets consisted of the following:

	December 31	December 31
	2023	2022
Patents	$4,195,353	$4,195,353
Accumulated amortization	(247,247)	-
Intangible assets, net	$3,948,106	$4,195,353

Estimated future amortization expense for finite lived intangibles are as follows:

Year ended December 31,
2024	$247,931
2025	247,931
2026	247,931
2027	247,931
2028	247,931
Thereafter	2,708,451
$3,948,106

As of December 31, 2023, the weighted-average useful life is 16.11 years.

During the year ended December 31, 2023 and 2022, the amortization expense was $247,247 and $0, respectively. The Company commenced with amortization during 2023, when we started operations using the acquired assets.